4. RELATED PARTY SHORT-TERM NOTES	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
4. RELATED PARTY SHORT-TERM NOTES

The Company has three short term notes from the Company's CEO and his family with an original principal balance of $70,171. No payments have been made on these short term notes for the six months ended June 30, 2012, leaving a balance of $70,171, which was due on January 18, 2012 at the annual rate of 12.50%. On January 18, 2012, the rate increased to 15% on $24,000 of the balance owed at June 30, 2012. On March 5, 2012, the Company obtained an additional note in the amount of $32,000 from the CEO's family. No payments have been made on this short term note for the six months ended June 30, 2012, leaving a balance of $32,000. As of June 30, 2012 and December 31, 2011, accrued interest payable on these short term notes was $19,697 and $10,738, respectively.

The Company has one short term note from Robert Sanders, a member of its Board of Directors, and the Chairman of the Audit, Corporate Governance and Compensation Committee of the Board of Directors, with an original principal balance of $8,500, which was due in full on or before April 28, 2011. No payments have been made on this short term note for the six months ended June 30, 2012, leaving a balance of $8,500, accruing interest at a rate of 20% per annum. As of June 30, 2012 and December 31, 2011, accrued interest was $2,068 and $1,225, respectively. On April 28, 2011, pursuant to the terms of the note, the Company issued 10,000 Penalty Warrants valued at $10,658 to purchase the Company's no par value common stock with an exercise price of $1.25 per share. The Penalty Warrants include a cashless exercise option.

On June 21, 2012, the Company signed a "Reimbursement Agreement" with Commonwealth Resources, LLC ("Commonwealth"), a related party. Pursuant to this agreement, the Company reimbursed Commonwealth for significant road, power, water, and septic infrastructure development made to the property in Garnet, Montana. The Company has agreed to reimburse Commonwealth $274,558 at the annual rate of 8.5% with interest calculated from October 1, 2011 through June 30, 2012. No payments have been made on this note through June 30, 2012 leaving a balance of $274,558 and accrued interest of $17,979.